Consolidated Balance Sheet - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and cash equivalents	$ 6,152	$ 8,985
Accounts receivable (net of allowance for doubtful accounts of $488 and $456)	14,271	12,595
Contract with Customer, Asset, Net, Current	3,486	0
Inventories and contracts in progress, net	10,083	9,881
Other assets, current	1,511	1,397
Total Current Assets	35,503	32,858
Customer financing assets	3,023	2,372
Future income tax benefits	1,646	1,723
Fixed assets, net	12,297	10,186
Goodwill	48,112	27,910
Intangible assets, net	26,424	15,883
Other assets	7,206	5,988
Total Assets	134,211	96,920
Liabilities and Equity
Short-term borrowings	1,469	392
Accounts payable	11,080	9,579
Accrued liabilities	10,223	12,316
Contract with Customer, Liability, Current	5,720	0
Long-term debt currently due	2,876	2,104
Total Current Liabilities	31,368	24,391
Long-term debt	41,192	24,989
Future pension and postretirement benefit obligations	4,018	3,036
Other long-term liabilities	16,914	12,952
Total Liabilities	93,492	65,368
Redeemable noncontrolling interest	109	131
Capital Stock:
Preferred Stock, $1 par value; 250,000 shares authorized; None issued or outstanding	0	0
Common Stock, $1 par value; 4,000,000 shares authorized; 1,446,961 and 1,444,187 shares issued	22,514	17,574
Treasury Stock— 585,479 and 645,057 common shares at average cost	32,482	35,596
Retained earnings	57,823	55,242
Unearned ESOP shares	76	85
Total Accumulated other comprehensive loss	(9,333)	(7,525)
Total Shareowners' Equity	38,446	29,610
Noncontrolling interest	2,164	1,811
Total Equity	40,610	31,421
Total Liabilities and Equity	$ 134,211	$ 96,920